Annual Operating Expenses {- Fidelity Blue Chip Growth ETF} - 09.30 Fidelity Active ETFs Combo Pro-02 - Fidelity Blue Chip Growth ETF - Fidelity Blue Chip Growth ETF	Dec. 01, 2020
Operating Expenses:
Management fee	0.59%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.59%

[1]	(a)Based on estimated amounts for the current fiscal year.